EMPLOYEE BENEFITS (Tables)	12 Months Ended
Jun. 30, 2021
Employee benefits [Abstract]
Liability for CLTI long term incentives expected to be settled in 12 months
Amounts in R million Note 2021 2020
Movements in the total liability for long-term incentive scheme is as follows:
Opening balance 227.6 51.0
Share-based payment (benefit)/expense - CLTI scheme 5.3 (44.3) 218.1
Vested and paid (183.3) (41.5)
Liability for CLTI scheme at the end of the year - 227.6
The total liability for long-term incentive scheme is expected to be settled as follows: - 227.6
Within 12 months after reporting date - 227.6
After 12 months after reporting date - -

Disclosure of terms and conditions of share-based payment arrangement [line items]
Reconciliation of number of shares
Reconciliation of outstanding phantom shares 2021 2020
Weighted Weighted
average average
Shares price Shares price
Number R per share Number R per share
Opening balance 9,845,638 16,157,058
Vested and paid (9,845,638) 18.62 (5,674,252) 7.31
Forfeited - - (637,168) 7.08
Closing balance - 9,845,638

Fair value of long term incentive scheme liability	2021 2020 Grant date 7-day VWAP of the DRDGOLD Limited share - 25.14 2.26 Annualised forward dividend yield - 1.0% 4.3%
Share-based payment expense ELTI scheme	Amounts in R million 2021 2020 2019 Share-based payment expense - ELTI scheme 16.0 6.0 -
TSR performance in relation to percentiles of peer groups performance	Percentile of peers % of performance shares vesting < 25th percentile 0% 25th to < 50th percentile 25% 50th to < 75th percentile 75%
Monte Carlo simulation pricing model and key inputs
Grant date October 22, 2020 December 2, 2019
Vesting date October 22, 2023 December 2, 2022 December 2, 2021
Weighted average fair value of 80% performance shares

1
10.49 4.12 4.26
Weighted average fair value of 20% retention shares 18.67 5.49 5.69
Expected term (years) 3 3 2
Grant date share price of a DRDGOLD share 19.43 6.15 6.15
Expected dividend yield 1.33% 3.81% 3.86%
Expected volatility

2
63.07% 53.80% 53.80%
Expected risk free rate 3.82% 6.80% 6.68%
1

The performance conditions are included in the

measurement of the grant date fair value as they

are classified as market-based performance
2

Expected volatility has been based on an evaluation

of the historical volatility of DRDGOLD’s share price,

commensurate with the expected
term of the options

Key management personnel remuneration
Key management personnel remuneration
Amounts in R million Note 2021 2020 2019
- Board fees paid 7.6 6.2 5.8
- Salaries paid 75.5 67.3 61.7
- Short term incentives relating to this cycle 73.8 63.6 31.5
- Long term incentives paid during the cycle 19.1 183.3 41.5 15.5
- Retrenchments - - 1.6
340.2 178.6 116.1

Conditional shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reconciliation of number of shares
Reconciliation of the number of conditional shares 2021 2020
Opening balance 5,860,760 -
Granted
December 2, 2019 - 5,860,760
October 22, 2020 1,979,860 -
Closing balance 7,840,620 5,860,760
Vesting on 7,840,620 5,860,760
December 2, 2021 2,930,380 2,930,380
December 2, 2022 2,930,380 2,930,380
October 22, 2023 1,979,860 -